Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Operating activities:
Consolidated net loss	$ (2,666)	$ (20,574)
Adjustments to reconcile consolidated net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	2,970	3,555
Amortization of debt discount	94
Impairment charge		16,261
Noncash interest		273
Stock-based compensation	987	266
Gain on change in fair value of purchase price contingency	(1,648)
Amortization of discount	249
Foreign currency translation gain	(1,564)
Deferred income taxes	(1,605)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	5,897	6,934
Inventories	(1,223)
Deferred support costs and other current assets	3,826	2,694
Other assets	(1,324)
Accounts payable	1,680	(46)
Accrued liabilities	(5,718)	(1,936)
Deferred revenue	(3,120)	(5,258)
Net cash (used in) provided by operating activities	(3,165)	2,169
Investing activities:
Cash paid for business acquisitions	(5,150)
Capital expenditures	(190)	(754)
Cash received from business acquisitions	236
Net cash used in investing activities	(5,104)	(754)
Financing activities:
Proceeds from line of credit	3,042	6,018
Payments on line of credit		(5,294)
Proceeds from debt	2,561	490
Repayments on long-term debt	(950)	(2,439)
Repayment of loan fees		(52)
Repurchase of common stock		(133)
Net cash provided by (used in) financing activities	4,653	(1,410)
Effect of exchange rate changes on cash	(22)
Net (decrease) increase in cash and cash equivalents	(3,638)	5
Cash and cash equivalents at beginning of period	5,030	501
Cash and cash equivalents at end of period	1,392	506
Supplemental disclosure of cash flow information:
Interest paid	400	2,279
Income taxes paid	1,034
Non-cash transactions:
Common stock issued in connection with business acquisitions	7,865
Common stock issued in settlement of notes payable	1,147
Common stock for asset acquisition	$ 5